TAXES - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for expected credit losses	$ 743,288	$ 646,378
Net operating loss carryforward	770,361	1,023,575
Lease liabilities	4,460	7,135
Total deferred tax assets	1,518,109	1,677,088
Less: Valuation allowance	(587,762)	(914,799)	$ (824,528)	$ (775,415)
Deferred tax assets, net	930,347	762,289
Deferred tax liabilities:
Right-of-use assets	6,500	8,758
Total deferred tax liabilities	$ 6,500	$ 8,758